UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JULY 31, 2016
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.3%†
	Shares	Value
CONSUMER DISCRETIONARY — 10.5%
Aramark	14,292	$512,369
Brinker International	9,353	440,900
Brunswick	9,020	447,572
Cheesecake Factory	8,493	439,343
Children’s Place	5,560	464,704
Cooper Tire & Rubber	12,543	413,794
DSW, Cl A	17,633	427,777
Interpublic Group of Companies	20,677	476,812
Regal Entertainment Group, Cl A	20,778	488,699
Sally Beauty Holdings*	13,797	404,666
SeaWorld Entertainment	21,738	334,765
Service International	17,664	489,646
Sinclair Broadcast Group, Cl A	13,509	375,820
Steven Madden*	12,375	433,373
Sturm Ruger	7,462	507,416
Wolverine World Wide	22,861	559,865

		7,217,521

CONSUMER STAPLES — 5.6%
Cal-Maine Foods*	10,777	451,556
Flowers Foods	22,611	415,816
Hain Celestial Group*	10,350	546,377
Lancaster Colony	3,719	483,321
Snyder’s-Lance	13,551	464,257
TreeHouse Foods*	4,901	505,734
USANA Health Sciences*	4,286	588,554
Vector Group	20,057	443,059

		3,898,674

ENERGY — 0.7%
Western Refining	23,153	482,740

FINANCIALS — 28.6%
AmTrust Financial Services	17,434	416,150
BancorpSouth	18,443	439,312
Bank of the Ozarks	10,490	377,535

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JULY 31, 2016
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
BGC Partners, Cl A	47,713	$423,214
Brown & Brown	12,747	467,305
Capitol Federal Financial	32,598	461,914
CNO Financial Group	23,584	409,654
Columbia Banking System	14,691	445,431
Commerce Bancshares	9,252	437,527
Corrections Corp of America REIT	14,241	456,424
Cousins Properties REIT	50,000	532,000
Credit Acceptance*	2,581	466,309
Cullen	6,770	459,616
CVB Financial	25,217	414,820
DCT Industrial Trust REIT	10,824	543,581
Eaton Vance	26,062	985,404
Evercore Partners, Cl A	8,389	425,071
First American Financial	12,027	502,849
First Industrial Realty Trust REIT	18,692	550,853
FNB	32,771	391,613
Fulton Financial	30,968	422,713
Hancock Holding	16,682	483,612
HFF, Cl A*	16,539	466,565
Hospitality Properties Trust REIT	18,055	576,136
Investors Bancorp	37,509	426,102
Kite Realty Group Trust REIT	18,552	564,166
Lazard, Cl A	16,039	573,234
Northwest Bancshares	30,901	460,734
Old Republic International	48,192	933,961
People’s United Financial	27,951	423,737
Rayonier REIT	18,203	495,486
Retail Opportunity Investments REIT	23,996	547,829
Spirit Realty Capital REIT	40,721	556,656
Starwood Property Trust REIT	22,378	487,840
Torchmark	7,726	478,008
Umpqua Holdings	27,368	416,815
United Bankshares	11,197	428,845
Validus Holdings	9,400	464,642

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JULY 31, 2016
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Webster Financial	11,824	$425,191
WR Berkley	7,971	463,832

		19,702,686

HEALTH CARE — 8.3%
Akorn*	16,768	573,969
Anika Therapeutics*	8,903	444,438
Cambrex*	9,233	483,902
ICON*	6,822	529,864
Lannett*	20,078	626,835
NuVasive*	8,183	508,983
PAREXEL International *	7,090	473,967
Patterson	9,993	493,254
United Therapeutics*	4,509	545,634
Varian Medical Systems *	5,809	550,344
West Pharmaceutical Services	6,295	505,363

		5,736,553

INDUSTRIALS — 12.8%
AGCO	8,103	390,240
Allegiant Travel, Cl A	3,153	409,165
Allegion	6,879	497,971
Allison Transmission Holdings	15,037	433,366
AO Smith	5,421	503,557
Briggs & Stratton	20,464	465,147
Covanta Holding	26,644	426,837
Donaldson	13,256	478,939
EMCOR Group	9,696	540,067
Greenbrier	16,397	538,315
Heartland Express	23,922	443,035
Hexcel	9,570	413,137
IDEX	5,818	522,398
IHS Markit*	14,652	509,010
Orbital ATK	5,610	488,743
Pitney Bowes	20,659	398,925
Snap-on	3,026	475,596
WESCO International*	7,369	410,748

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JULY 31, 2016
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Xylem	10,697	$511,424

		8,856,620

INFORMATION TECHNOLOGY — 14.9%
ARRIS International*	19,027	518,296
Broadridge Financial Solutions	7,326	495,823
Brocade Communications Systems	52,031	483,888
Cardtronics*	10,990	483,450
FLIR Systems	14,341	467,230
Genpact*	17,796	476,399
Integrated Device Technology*	23,728	521,779
Intersil, Cl A	37,060	566,277
InterXion Holding*	12,787	484,372
IPG Photonics*	5,971	503,296
Jabil Circuit	24,956	507,854
Leidos Holdings	9,978	498,999
Manhattan Associates*	7,448	432,356
Methode Electronics	13,954	488,809
Microsemi*	12,821	500,019
NIC	21,771	507,700
Sanmina*	17,816	451,457
Synopsys*	8,832	478,342
Syntel*	10,553	478,156
Tessera Technologies	15,589	501,030
Total System Services	8,993	457,924

		10,303,456

MATERIALS — 2.8%
Ashland	4,162	471,305
Domtar	11,211	441,377
RPM International	9,562	518,834
Sonoco Products	9,240	470,593

		1,902,109

TELECOMMUNICATION SERVICES — 0.7%
Telephone & Data Systems	14,651	461,360

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JULY 31, 2016
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UTILITIES — 5.4%
Black Hills	7,150	$450,808
Great Plains Energy	13,872	413,108
MDU Resources Group	21,597	519,407
New Jersey Resources	12,142	452,168
PNM Resources	13,675	469,873
Portland General Electric	10,907	476,309
Vectren	8,868	458,742
WGL Holdings	6,381	451,711

		3,692,126

TOTAL COMMON STOCK (Cost $59,251,934)		62,253,845

TOTAL INVESTMENTS — 90.3% (Cost $59,251,934) @		$62,253,845

A list of the open futures contracts held by the Fund at July 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	63	Sep-2016	$44

			$44

For the period ended July 31, 2016, the monthly average notional value of long futures contracts held was $2,726,795.

Percentages are based on Net Assets of $68,931,465.
*	Non-income producing security.
†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JULY 31, 2016
(UNAUDITED)

@ At July 31, 2016, the tax basis cost of the Fund’s investments was $59,251,934 and the unrealized appreciation and depreciation were $4,133,388 and ($1,131,477), respectively.

As of July 31, 2016, all of the Fund’s investments and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

RQS-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016